E1 Equity	12 Months Ended
Dec. 31, 2021
Equity [abstract]
E1 Equity

Equity
Capital stock
Capital stock at December 31, 2021

and
 2020
, consisted of the following:

Capital stock
Parent Company	Number of shares	Capital stock (SEK million)
Class A shares	261,755,983	1,309
Class B shares	3,072,395,752	15,363
Total	3,334,151,735	16,672
The capital stock of the Parent Company is divided into two classes: Class A shares (quota value SEK 5.00) and Class B shares (quota value SEK 5.00). Both classes have the same rights of participation in the net assets and earnings. Class A shares, however, are entitled to one vote per share while Class B shares are entitled to one tenth of one vote per share.
At December 31, 2021, the total number of treasury shares was 4,009,306 (6,043,960 in 2020 and 19,853,247 in 2019) Class B shares.

Number of shares
	Number of shares	Capital stock (SEK million)
Number of shares Jan 1, 2021	3,334,151,735	16,672
Number of shares Dec 31, 2021	3,334,151,735	16,672
Dividend proposal
The Board of Directors propose a dividend for 2021 of SEK 2.50 per share (SEK 2.00 in 2020 and SEK 1.50 in 2019) to the Annual General Meeting.

The dividend is proposed to be paid in two equal installments, SEK 1.25 per share with the record date March 31, 2022, and SEK 1.25 per share with the record date September 30, 2022.
Additional paid in capital
Additional paid in capital relates to payments made by owners and includes share premiums paid.
Other reserves
Other reserves include translation reserves, cash flow hedges and revaluation of borrowings.
Translation reserves (cumulative translation adjustments)
The cumulative translation adjustments comprise all foreign currency translation reserves arising from the translation of the financial statements of foreign operations to the Group presentation currency and changes regarding revaluation of excess value in local currency.
Cash flow hedge reserve
For further information, see note F1 “Financial risk management.”
Revaluation of borrowings
For further information, see note F4 “Interest-bearing liabilities.”
Retained earnings
Retained earnings, including net income for the year, comprise the earned profits of the Parent Company and its share of net income in subsidiaries, joint ventures and associated companies. Retained earnings also include remeasurements related to post-employment benefits.
Remeasurements related to post-employment benefits
Actuarial gains and losses resulting from experience-based events and changes in actuarial assumptions, fluctuations in the effect of the asset ceiling, and adjustments related to the Swedish special payroll taxes. For more information, see note G1 “Post-employment benefits.”
Non-controlling
interests
Equity in a subsidiary not attributable, directly or indirectly, to a parent.

Other reserves
	2021				2020
	Translation reserves	Cash flow hedge reserve	Revaluation of borrowings	Total other reserves	Translation reserves	Cash flow hedge reserve	Revaluation of borrowings	Total other reserves
Opening balance	(2,424)	101	(366)	(2,689)	2,967	(230)	(445)	2,292
Other comprehensive income
Items that will not be reclassified to profit or loss
Revaluation of borrowings due to change in credit risk	—	—	31	31	—	—	99	99
Tax on items that will not be reclassified to profit or loss	—	—	(6)	(6)	—	—	(20)	(20)
Items that have been or may be reclassified to profit or loss
Cash flow hedges
Gains/losses arising during the period	—	(542)	—	(542)	—	136	—	136
Reclassification to profit and loss	—	(96)	—	(96)	—	281	—	281
Translation reserves
Changes in translation reserves	3,556	—	—	3,556	(5,434)	—	—	(5,434)
Reclassification to profit and loss	46	—	—	46	124	—	—	124
Share of other comprehensive income of JV and associated companies	28	—	—	28	(81)	—	—	(81)
Tax on items that have been or may be reclassified to profit or loss	—	126	—	126	—	(86)	—	(86)
Other comprehensive income, net of tax	3,630	(512)	25	3,143	(5,391)	331	79	(4,981)
Total comprehensive income	3,630	(512)	25	3,143	(5,391)	331	79	(4,981)
Closing balance	1,206	(411)	(341)	454	(2,424)	101	(366)	(2,689)